REVENUE AND EXPENSES (Details 2) - EUR (€)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Codere Online Busines [Member]
Reserve Quantities [Line Items]
Wages, salaries and similar	€ 2,546,000	€ 2,215,000
Social security contributions payable by the Group	439,000	396,000
Total	€ 2,985,000	€ 2,611,000
Codere Online Business [Member]
Reserve Quantities [Line Items]
Wages, salaries and similar			€ 4,308	€ 4,483
Social security contributions payable by the Group			417	280
Total			5,102	5,157
Other social contributions			€ 377	€ 394